Warrants	12 Months Ended
Mar. 31, 2020
Warrants [Abstract]
Warrants

13. Warrants

As at March 31, 2020 the Company had outstanding warrants, enabling the holders to acquire common shares as follows:

	Exercise	Balance				Balance
Expiry Date	Price	March 31, 2019	Issued	Exercised	Expired	March 31, 2020
May 17, 2020 ¹	CDN $0.75	2,922,200	—	—	—	2,922,200
May 31, 2020 ¹	CDN $0.75	384,500	—	—	—	384,500
October 17, 2020	CDN $1.10	311,497	—	—	—	311,497
June 29, 2021	CDN $0.65	4,400,000	—	—	—	4,400,000
September 25, 2021	CDN $0.50	3,690,000	—	—	—	3,690,000
October 12, 2021	CDN $0.50	5,550,000	—	(125,000)	—	5,425,000
March 14, 2022	CDN $0.60	4,800,000	—	—	—	4,800,000
May 6, 2023	USD $0.3811	—	6,065,568	—	—	6,065,568
May 8, 2023	USD $0.3811	—	491,803	—	—	491,803
Total outstanding		22,058,197	6,557,371	(125,000)	—	28,490,568
Weighted Average
Exercise Price (CDN$)		$0.60	$0.54	$0.50	NA	$0.58
Weighted Average Life						1.7 years

1.  2,922,200 warrants exercisable at CDN $0.75 per share expired unexercised on May 17, 2020 and 384,500 warrants exercisable at CDN $0.75 per share expired unexercised on May 31, 2020.

During May 2019 the Company issued 6,557,371 warrants as part of a private placement of 13,114,754 units for gross proceeds of $4.0 million (Note 11). Under the offering the Company sold 13,114,754 Units at a price of $0.305 per unit, with each unit being comprised of one GreenPower common share and one-half share purchase warrant. Each full warrant is exercisable into one share for a period of four years at an exercise price of $0.3811 per share, and the warrants contain terms whereby if the share price is above CDN $1.20 per share for ten (10) consecutive trading days then the Company may issue an acceleration notice to accelerate the expiry of the warrants by thirty (30) days from the date of the acceleration notice.

As at March 31, 2019, the Company had outstanding warrants, enabling the holders to acquire common shares as follows:

	Exercise	Balance				Balance
Expiry Date	Price (CDN$)	March 31, 2018	Issued	Exercised	Expired	March 31, 2019
October 1, 2018	$0.25	400,000	—	—	(400,000)	—
December 10, 2018	$1.00	250	—	—	(250)	—
December 16, 2018	$1.00	153,928	—	—	(153,928)	—
May 17, 2020	$0.75	2,922,200	—	—	—	2,922,200
May 31, 2020	$0.75	384,500	—	—	—	384,500
October 17, 2020*	$1.10	342,270	—	—	(30,773)	311,497
June 29, 2021	$0.65	—	4,400,000	—	—	4,400,000
September 25, 2021	$0.50	3,690,000	—	—	—	3,690,000
October 12, 2021	$0.50	5,550,000	—	—	—	5,550,000
March 14, 2022	$0.60	—	4,800,000			4,800,000
Total outstanding		13,443,148	9,200,000	—	(584,951)	22,058,197
Weighted Average
Exercise Price (CDN$)		$0.60	$0.62	$—	$0.70	$0.60
Weighted Average Life						2.3 years

 *The TSX Venture exchange consented to and amendment of the October 16, 2016 warrant issuance. The expiry date was extended to October 17, 2020 and exercise price was reduced to $1.10 per share.

In November 2018, 4,400,000 warrants were issued to two directors of the Company in consideration for guarantees offered by each of the two directors providing guarantees in support of the Company's Line of Credit (Note 10). The warrants are exercisable into one common share of the Company at a price of $0.65 per share and expire on June 29, 2021 and had a calculated fair value of $948,640 (CDN $1,232,016). In March 2019 the Company agreed to issue 4,800,000 warrants to two Directors of the Company in consideration for additional guarantees offered by the two directors in support of an increase in the Company's Line of Credit (Note 10). The warrants are exercisable at an exercise price of CDN $0.60 per share and expire on March 14, 2022 and had a calculated fair value of $920,742 (CDN $1,229,378). The fair value of the warrants issued to the two directors is recognized under deferred financing fees in the Company's Statement of Financial Position and will be recognized in earnings over the 3-year term of the warrants, to approximate the estimated life of the benefits from the financing fees.

The following table summarizes deferred financing fees for the years ended March 31, 2020 and March 31, 2019:

	March 31, 2020	March 31, 2019
Deferred Financing Fees, beginning of year	$1,643,249	$—
plus: Deferred Financing Fees Incurred During the Year	21,366	1,891,224
less: Amortization of Deferred Financing Fees	(619,394)	(247,975)
Deferred Financing Fees, end of year	$1,045,221	$1,643,249

During the year ended March 31, 2019, 584,951 warrants expired unexercised or were otherwise forfeited.

As at March 31, 2018, the Company had outstanding warrants, enabling the holders to acquire common shares as follows:

	Exercise	Balance				Balance
Expiry Date	Price (CDN$)	March 31, 2017	Granted	Exercised	Expired	March 31, 2018
October 1, 2018	$ 0.25	400,000	—	—	—	400,000
October 17, 2018	$1.10 - $1.50	342,270	—	—	—	342,270
December 10, 2018	$0.75 - $1.00	250	—	—	—	250
December 16, 2018	$0.75 - $1.00	153,928	—	—	—	153,928
May 17, 2020	$ 0.75	—	2,922,200	—	—	2,922,200
May 31, 2020	$ 0.75	—	384,500	—	—	384,500
September 25, 2021	$ 0.50	—	3,690,000	—	—	3,690,000
October 12, 2021	$ 0.50	—	5,550,000	—	—	5,550,000
Total outstanding		896,448	12,546,700	—	—	13,443,148
Weighted Average
Exercise Price (CDN$)		$0.66	$0.57	$—	$—	$0.60
Weighted Average Life						3.0 years

In May 2017, there were 3,306,700 warrants issued with a fair value of $516,046 as a result of the issuance of Convertible Debentures (Note 14).  The transaction costs assigned to the issuance of the warrants with regards to the Convertible Debentures was $7,390.

In September 2017, 3,690,000 warrants were issued with a fair value of $538,002 as a result of the issuance of Convertible Debentures (Note 14). The transaction costs assigned to the issuance of the warrants with regards to the Convertible Debentures was $4,153.

In October 2017, 5,550,000 warrants were issued with a fair value of $809,190 as a result of the issuance of Convertible Debentures (Note 14). The transaction costs assigned to the issuance of the warrants with regards to the Convertible Debentures was $30,096.

The following weighted-average assumptions were used for the Black-Scholes valuation of warrants granted in the years ended March 31, 2019 and March 31, 2018:

	March 31, 2019	March 31, 2018
Exercise price	CDN $0.624	CDN $0.57
Share price on grant date	CDN $0.47	CDN $0.43
Risk-free interest rate	2.85%	1.46%
Expected life of warrants	3.0 years	1.87 years
Annualized volatility(1)	100%	100%
Dividend rate	n/a	n/a

(1) Expected volatility was determined by reference to historical volatility of similar entities following a comparable period of lives.